UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

Courtney R. Taylor
Short-Term Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America®

[photo of a swan sitting on top of a pile of grass]
Seeking current income, while endeavoring to preserve capital

Annual report for the year ended August 31, 2012

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM  the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime
			(since 10/2/06)
Reflecting 2.50% maximum sales charge	–1.48%	1.47%	2.01%

The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated November 1, 2012 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.09%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.93%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

A broad rally across bond market sectors during Short-Term Bond Fund of America’s past fiscal year was particularly beneficial for the returns of bonds with longer maturities and greater credit risk.

Against this backdrop, the fund — which invests primarily in high-quality debt securities with an average maturity of less than three years — generated a total return of 0.87% for the 12 months ended August 31, 2012. The unmanaged Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, gained 0.90% over the same period. This index is unmanaged and its results therefore do not include expenses. Meanwhile, the Lipper Short Investment Grade Debt Funds Average gained 2.75%. This peer group measure includes funds that — unlike this fund — invest in relatively risky longer term bonds, as well as below-investment-grade ones, rated Ba/BB and below. Results for longer time periods are shown in the table below.

Our conservative investment approach endeavors to offer investors a measure of stability — providing some income while also seeking to preserve their initial investment (see sidebar on page 3). Over the 12-month period, the fund’s share price declined 1 cent to $10.10, and investors who reinvested dividends or took their dividends in cash received an equal income return of 0.97%.

Economic and market overview

Despite some encouraging data, the U.S. economic recovery appeared fragile. In particular, the stubbornly high U.S. unemployment rate cast a shadow over notable economic bright spots such as the apparent beginnings of a sustainable recovery in housing market prices and the easing of household debt relative to income.

[Begin Sidebar]
Results at a glance
For periods ended August 31, 2012, with dividends reinvested

	Total returns	Average annual total returns
	1 year	3 years	5 years	Lifetime
				(since 10/2/06)
Short-Term Bond Fund of
America (Class A shares)	0.87%	1.47%	2.12%	2.47%

Barclays U.S. Government/
Credit 1–3 Years ex BBB Index*	0.90	1.89	3.26	3.57

Lipper Short Investment Grade
Debt Funds Average	2.75	3.31	3.11	3.30

*The index is unmanaged and, therefore, has no expenses.
[End Sidebar]

[photo of a swan sitting on top of a pile of grass]

[Begin Sidebar]
In this report

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Summary investment portfolio

10	Financial statements

27	Board of trustees and
other officers
[End Sidebar]

[photo of a swan and 3 cygnets in a pond - tall grass in the background]

Elsewhere, several European countries slid into recession and the sovereign debt crisis in Europe dragged on despite the efforts of authorities; the pace of economic growth in China, India and some other key economies decelerated.

Amid global uncertainty, yields (which move inversely to prices) for shorter maturity U.S. Treasuries ended the period close to where they started. Despite low yields, investor appetite for shorter term Treasuries was apparent. For example, the Treasury Department’s first debt auction of 2012 resulted in record demand for three-year notes, with prospective buyers seeking to purchase 3.73 times the dollar amount of Treasuries that were actually auctioned. At an auction in July 2012, demand was sufficient to drive the offering yield for two-year notes down to just 0.22% — a record low.

The Federal Reserve announcement in January 2012 that it could keep the official interest rate unchanged until 2014 spurred some investors to seek yield outside of Treasuries. U.S. mortgage-related and corporate bonds benefited. Solid returns were evident in several sectors, including financials and utilities.

Inside the portfolio

Over the 12-month period, the portfolio’s holdings of Treasuries and other U.S. government obligations declined from 37.6% to 28.6%. With shorter term Treasuries yielding close to zero and official interest rate policy making this likely to persist for a while, the fund’s portfolio counselors (David Hoag and John Queen) found attractive investment opportunities in other sectors.

The fund’s investments in securities issued by federal agencies increased from 24.8% to 36.7% over the period. Our mortgage-related investments in this sector focused on agency pass-through securities. Owners of pass-throughs are, in effect, receiving the mortgage payments of a pool of homeowners across the U.S. In particular, our research identified specific securities where the underlying (lower interest rate) mortgages are unlikely to be refinanced in the near term, which could be beneficial for potential total returns. We view these investments as occupying the middle ground — in terms of risk and return potential — between Treasuries and corporates.

Overall, the fund’s holdings in corporate bonds increased slightly over the period. The portfolio counselors continue to be mindful of the potentially volatile returns of bonds issued by financial companies. Investments over the period have therefore emphasized industrials — especially issuers that are less directly exposed to Europe. Despite a somewhat tepid domestic recovery, U.S. companies are, on the whole, in relatively good financial shape, as indicated by the large amount of cash that many have on their balance sheets.

Looking ahead

With interest rates so low, it’s natural for investors to be thinking about how bond fund returns could suffer when interest rates rise. It’s important to note that this fund focuses on bonds with shorter maturities. When interest rates rise, the value of a diversified portfolio with a shorter average maturity tends to hold up better than the value of one with a longer maturity. What’s more, an actively managed fund such as ours will be able to use a rising yield environment to reinvest in bonds that offer potentially higher total returns.

That said, we do not anticipate the Federal Reserve raising the official interest rate before 2014. With interest rates likely to remain low for the next year or two, this is the kind of market environment that tends to be beneficial for the return potential of particular types of high credit quality mortgage-related bonds. We believe that these investments offer an attractive yield advantage over short-term Treasuries while entailing less credit risk than similarly rated corporate bonds. We will closely monitor the effects of the Federal Reserve’s augmented bond buying program (announced just after the fund’s fiscal year-end), as well as ongoing political discussions about mortgage refinancing policy, for developments that could change our outlook on these securities.

The fund’s diversified portfolio seeks to offer investors a measure of stability — serving as an anchor within their overall investment mix. As such, the fund could be an appropriate choice for investors who want to invest their money for a year or so, but are seeking a better potential return than that typically offered by a money market fund (an investment in Short-Term Bond Fund of America entails additional investment risks that are not present with money market funds).

This is a time of great economic, fiscal and political uncertainty. But no matter what the backdrop, the portfolio counselors remain focused on providing fund investors with some income while also seeking to preserve their initial investment.

We greatly appreciate your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ David A. Hoag

David A. Hoag
President

October 12, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
A conservative approach designed to provide income while preserving capital

A diversified portfolio — invested primarily in high-quality debt securities with ratings of Aa/AA or better — and a careful investment approach mean that Short-Term Bond Fund of America can offer investors a less volatile investment choice. The first chart, below, compares the fund’s risk-return profile relative to its peer group average. The second chart, below, compares the fund’s share price versus the median of the five largest funds in its peer group.

Return versus volatility (for the 4-year period ended 8/31/12)

[begin scatter chart]
	Return	Volatility

Short-Term Bond Fund of America	1.90%	1.22%
Lipper Short Investment Grade Debt Funds Average	3.42	2.72
[end scatter chart]

Returns (Class A shares) include reinvestment of all distributions.

Volatility is calculated at net asset value by Lipper using annualized standard deviation (based on monthly returns), a measure of how returns have varied from the mean; a lower number signifies lower volatility.

Average calculated using the funds in the Lipper Short Investment Grade Debt Funds peer group. Results of the Lipper Short Investment Grade Debt Funds Average do not reflect any sales charges.

Share price stability (for the 4-year period ended 8/31/12)

[begin line chart]
	Short-Term Bond Fund of America	Median of 5 largest Short Investment Grade Debt Funds

1/31/2008	101.10	103.67
2/29/2008	100.70	104.28
3/31/2008	100.20	103.98
4/30/2008	99.80	102.77
5/31/2008	99.50	101.96
6/30/2008	99.30	101.86
7/31/2008	99.10	101.76
8/31/2008	99.00	102.06
9/30/2008	98.30	100.65
10/31/2008	97.20	97.33
11/30/2008	97.40	96.63
12/31/2008	98.30	97.33
1/31/2009	98.50	98.74
2/28/2009	98.50	98.04
3/31/2009	99.10	98.14
4/30/2009	99.30	99.85
5/31/2009	99.50	102.26
6/30/2009	99.40	102.97
7/31/2009	99.90	104.38
8/31/2009	100.20	104.88
9/30/2009	100.40	105.28
10/31/2009	100.50	105.49
11/30/2009	101.00	106.29
12/31/2009	100.10	104.88
1/31/2010	100.70	105.89
2/28/2010	100.80	105.89
3/31/2010	100.50	105.39
4/30/2010	100.60	105.79
5/31/2010	100.70	106.09
6/30/2010	101.10	106.69
7/31/2010	101.40	107.30
8/31/2010	101.50	107.70
9/30/2010	101.60	107.80
10/31/2010	101.70	108.10
11/30/2010	101.30	107.50
12/31/2010	100.80	106.19
1/31/2011	100.80	106.39
2/28/2011	100.60	106.09
3/31/2011	100.50	105.69
4/30/2011	100.80	106.49
5/31/2011	101.00	107.00
6/30/2011	100.90	106.79
7/31/2011	101.00	107.50
8/31/2011	101.10	107.70
9/30/2011	100.90	107.30
10/31/2011	100.90	107.50
11/30/2011	100.70	106.89
12/31/2011	100.80	106.79
1/31/2012	101.00	107.30
2/29/2012	100.90	107.10
3/31/2012	100.80	106.79
4/30/2012	100.90	107.10
5/31/2012	100.90	107.10
6/30/2012	100.80	107.00
7/31/2012	101.00	107.40
8/31/2012	101.00	107.40
[end line chart]

Median monthly changes in net asset value of the five largest funds in the Lipper Short Investment Grade Debt Funds peer group and Short-Term Bond Fund of America (Class A shares) as of 8/31/12 (initially scaled to 100). For this five-fund dataset, the median reflects the third-largest monthly change in value.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has fared (for the period October 2, 2006, to August 31, 2012, with dividends reinvested)

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[begin mountain chart]
	The fund at net asset value	The fund at maximum offering price	Barclays U.S. Govt/Credit 1–3 Years ex BBB Index2	Lipper Short Investment Grade Debt Funds Average3	Consumer Price Index4 (inflation)
Month
ended

10/2/06	$10,000	$9,745	$10,000	$10,000	$10,000
10/31/06	$10,048	$9,793	$10,034	$10,034	$9,946
11/30/06	$10,091	$9,835	$10,088	$10,092	$9,931
12/31/06	$10,107	$9,850	$10,092	$10,099	$9,946
1/31/07	$10,132	$9,875	$10,116	$10,121	$9,976
2/28/07	$10,190	$9,931	$10,197	$10,201	$10,030
3/31/07	$10,218	$9,959	$10,237	$10,237	$10,121
4/30/07	$10,266	$10,006	$10,274	$10,273	$10,187
5/31/07	$10,263	$10,003	$10,266	$10,260	$10,249
6/30/07	$10,293	$10,032	$10,310	$10,287	$10,269
7/31/07	$10,352	$10,090	$10,392	$10,337	$10,266
8/31/07	$10,404	$10,140	$10,480	$10,362	$10,247
9/30/07	$10,476	$10,210	$10,558	$10,443	$10,276
10/31/07	$10,519	$10,253	$10,606	$10,478	$10,297
11/30/07	$10,589	$10,321	$10,762	$10,544	$10,359
12/31/07	$10,608	$10,339	$10,794	$10,563	$10,352
1/31/08	$10,729	$10,457	$10,981	$10,682	$10,403
2/29/08	$10,720	$10,448	$11,082	$10,702	$10,433
3/31/08	$10,698	$10,427	$11,094	$10,598	$10,524
4/30/08	$10,685	$10,414	$11,023	$10,590	$10,588
5/31/08	$10,683	$10,412	$10,993	$10,601	$10,677
6/30/08	$10,691	$10,420	$11,014	$10,587	$10,784
7/31/08	$10,697	$10,426	$11,048	$10,550	$10,841
8/31/08	$10,715	$10,443	$11,098	$10,560	$10,798
9/30/08	$10,665	$10,395	$11,041	$10,386	$10,783
10/31/08	$10,570	$10,302	$11,105	$10,206	$10,674
11/30/08	$10,614	$10,345	$11,238	$10,070	$10,469
12/31/08	$10,731	$10,459	$11,376	$10,192	$10,361
1/31/09	$10,768	$10,495	$11,384	$10,293	$10,406
2/28/09	$10,783	$10,510	$11,368	$10,252	$10,458
3/31/09	$10,863	$10,587	$11,425	$10,304	$10,483
4/30/09	$10,900	$10,624	$11,465	$10,448	$10,510
5/31/09	$10,937	$10,660	$11,525	$10,618	$10,540
6/30/09	$10,941	$10,664	$11,534	$10,691	$10,631
7/31/09	$11,012	$10,733	$11,579	$10,848	$10,614
8/31/09	$11,060	$10,779	$11,633	$10,960	$10,637
9/30/09	$11,096	$10,815	$11,671	$11,047	$10,644
10/31/09	$11,121	$10,839	$11,704	$11,132	$10,654
11/30/09	$11,190	$10,906	$11,776	$11,202	$10,662
12/31/09	$11,103	$10,822	$11,701	$11,180	$10,643
1/31/10	$11,184	$10,900	$11,788	$11,297	$10,679
2/28/10	$11,208	$10,924	$11,814	$11,331	$10,682
3/31/10	$11,188	$10,905	$11,797	$11,351	$10,726
4/30/10	$11,212	$10,928	$11,831	$11,426	$10,745
5/31/10	$11,236	$10,951	$11,864	$11,406	$10,753
6/30/10	$11,294	$11,007	$11,923	$11,463	$10,742
7/31/10	$11,340	$11,052	$11,970	$11,543	$10,745
8/31/10	$11,364	$11,076	$11,996	$11,591	$10,760
9/30/10	$11,387	$11,098	$12,024	$11,644	$10,766
10/31/10	$11,410	$11,121	$12,057	$11,699	$10,779
11/30/10	$11,378	$11,090	$12,030	$11,668	$10,784
12/31/10	$11,334	$11,046	$12,013	$11,644	$10,802
1/31/11	$11,346	$11,058	$12,037	$11,693	$10,854
2/28/11	$11,335	$11,048	$12,033	$11,709	$10,907
3/31/11	$11,335	$11,048	$12,030	$11,717	$11,014
4/30/11	$11,380	$11,092	$12,088	$11,784	$11,085
5/31/11	$11,413	$11,124	$12,132	$11,818	$11,137
6/30/11	$11,412	$11,123	$12,133	$11,803	$11,125
7/31/11	$11,433	$11,143	$12,169	$11,842	$11,135
8/31/11	$11,453	$11,163	$12,195	$11,794	$11,165
9/30/11	$11,439	$11,149	$12,172	$11,739	$11,182
10/31/11	$11,447	$11,157	$12,195	$11,795	$11,159
11/30/11	$11,434	$11,145	$12,188	$11,758	$11,150
12/31/11	$11,455	$11,165	$12,199	$11,782	$11,122
1/31/12	$11,488	$11,197	$12,238	$11,882	$11,171
2/29/12	$11,486	$11,195	$12,233	$11,925	$11,220
3/31/12	$11,484	$11,193	$12,233	$11,944	$11,306
4/30/12	$11,505	$11,214	$12,257	$11,981	$11,340
5/31/12	$11,515	$11,223	$12,256	$11,973	$11,327
6/30/12	$11,513	$11,222	$12,259	$12,001	$11,310
7/31/12	$11,545	$11,253	$12,297	$12,076	$11,291
8/31/12	$11,553	$11,260	$12,305	$12,118	$11,354
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The index is unmanaged and, therefore, has no expenses.
3Results of the Lipper Short Investment Grade Debt Funds Average do not reflect any sales charges.
4Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5For the period October 2, 2006 (when the fund began operations), through November 30, 2006.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2012)*

Class A shares	1 year	5 years	Lifetime
			(since 10/2/06)
At maximum offering price
(reflecting the maximum 2.50% sales charge)	−1.66%	1.60%	2.03%

At net asset value	0.87	2.12	2.47

*Assumes reinvestment of all distributions.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2012 (the most recent calendar quarter-end):
	1 year	5 years	Life of class
Class B shares1 — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−4.64%	0.90%	1.54%
Not reflecting CDSC	0.36	1.28	1.70

Class C shares1 — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.78	1.17	1.59
Not reflecting CDSC	0.22	1.17	1.59

Class F-1 shares2 — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	0.95	1.92	2.31

Class F-2 shares2 — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	1.24	—	2.05

Class 529-A shares3 — first sold 11/3/06
Reflecting 2.50% maximum sales charge	−1.53	1.41	1.90
Not reflecting maximum sales charge	1.00	1.93	2.34

Class 529-B shares1,3 — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−4.77	0.76	1.37
Not reflecting CDSC	0.23	1.15	1.53

Class 529-C shares1,3 — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.84	1.09	1.52
Not reflecting CDSC	0.16	1.09	1.52

Class 529-E shares2,3 — first sold 12/1/06	0.64	1.60	1.95

Class 529-F-1 shares2,3 — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.13	2.11	2.53

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Summary investment portfolio   August 31, 2012

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]

Investment mix by security type	Percent of net assets
Bonds & notes of U.S. government & government agencies	43.8%
Mortgage-backed obligations	24.2
Corporate bonds & notes	14.7
Other bonds & notes	6.2
Short-term securities & other assets less liabilities	11.1
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	28.6%
Federal agencies	36.7
Aaa/AAA	7.4
Aa/AA	8.1
A/A	8.0
Baa/BBB	.1
Short-term securities & other assets less liabilities	11.1

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 88.94%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 43.85%
U.S. Treasury:
1.125% 2012	$25,000	$25,069
4.25% 2012	54,835	54,993
0.75% 2013	35,000	35,120
1.375% 2013	65,000	65,421
1.375% 2013	45,000	45,203
1.375% 2013	31,832	32,007
1.50% 2013	56,250	57,211
1.75% 2013	50,000	50,486
1.875% 2013 (1)	82,592	85,078
3.125% 2013	80,000	82,510
3.375% 2013	93,750	96,460
3.375% 2013	30,000	30,785
3.875% 2013	50,000	50,834
1.875% 2014	44,250	45,460
1.875% 2014	40,000	40,988
2.25% 2014	25,000	25,879
2.375% 2014	25,000	26,114
4.25% 2014	25,000	27,214
1.25% 2015	25,000	25,722
0.75% 2017	25,000	25,216
1.00% 2017	60,000	61,280
0.375%-4.125% 2013-2016	98,425	103,101	25.49
Freddie Mac:
Series 1, 0.50% 2013	50,000	50,177
1.625% 2013	80,000	80,718
0.625% 2014	36,000	36,319
3.00% 2014	40,000	42,098
2.50% 2016	45,000	48,336
0.375%-5.00% 2013-2017	76,100	77,542	7.82
Fannie Mae:
1.00% 2013	24,950	25,163
0.875% 2014	28,750	29,102
2.75% 2014	40,000	41,542
0.375%-4.625% 2013-2015	97,030	99,295	4.55
Federal Home Loan Bank:
0.50% 2013	37,300	37,415
3.625% 2013	55,000	57,119
0.375%-4.625% 2012-2017	20,105	20,247	2.68
Private Export Funding Corp.:
4.974% 2013	5,000	5,228
1.375% 2017	36,930	38,002	1.01
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.435%-1.875% 2012 (2)	35,000	35,044	.82
Other securities		63,223	1.48
		1,878,721	43.85

Mortgage-backed obligations (3) - 24.19%
Fannie Mae:
3.00% 2027	63,750	67,266
3.00% 2027	37,537	39,662
3.50% 2027	82,750	88,000
4.00% 2027	25,000	26,758
5.50% 2038	24,650	27,052
6.00% 2038	80,412	88,882
3.50% 2042	25,000	26,512
5.50% 2042	25,000	27,434
0.436%-6.00% 2019-2042 (2)	370,590	394,452	18.34
Freddie Mac:
4.50% 2040	37,340	40,318
1.437%-5.648% 2013-2041 (2)	88,119	91,891	3.09
Other securities		118,395	2.76
		1,036,622	24.19

Corporate bonds & notes - 14.73%
Financials - 5.53%
Wells Fargo & Co. 0.647%-3.75% 2014-2015 (2)	20,013	20,226	.47
Citigroup Inc. 4.75%-6.00% 2013-2015	11,385	12,196	.28
Other securities		204,538	4.78
		236,960	5.53

Energy - 1.66%
Total Capital Canada Ltd. 1.625% 2014	12,000	12,200
Total Capital International 1.50% 2017	5,000	5,085	.40
Other securities		53,821	1.26
		71,106	1.66

Other corporate bonds & notes - 7.54%
Other securities		323,457	7.54

Total corporate bonds & notes		631,523	14.73

Bonds & notes of governments & government agencies outside the U.S. - 2.60%
Australia Government Agency-Guaranteed, National Australia Bank 0.96%-3.375% 2014 (2) (4)	31,000	31,842	.74
Other securities		79,429	1.86
		111,271	2.60

Other - 3.57%
Other securities		152,697	3.57

Total bonds & notes (cost: $3,743,758,000)		3,810,834	88.94

	Principal		Percent
	amount	Value	of net
Short-term securities - 16.11%	(000)	(000)	assets

U.S. Treasury Bills 0.116%-0.146% due 10/11/2012-12/20/2012	$135,200	$135,181	3.16
Freddie Mac 0.105%-0.18% due 10/2/2012-2/14/2013	77,400	77,370	1.81
BASF AG 0.15%-0.16% due 9/24/2012-9/25/2012 (4)	70,000	69,991	1.63
Fannie Mae 0.12%-0.14% due 10/1/2012-1/4/2013	64,000	63,975	1.49
Straight-A Funding LLC 0.18% due 9/14/2012-9/26/2012 (4)	57,500	57,494	1.34
Federal Home Loan Bank 0.135%-0.14% due 10/3/2012-11/9/2012	52,500	52,494	1.23
Toronto-Dominion Holdings USA Inc. 0.16% due 10/15/2012 (4)	40,000	39,992	.93
Total Capital Canada Ltd. 0.21% due 9/20/2012 (4)	33,000	32,994	.77
Gotham Funding Corp. 0.19%-0.20% due 9/5/2012-10/1/2012 (4)	29,300	29,297	.68
Variable Funding Capital Company LLC 0.15% due 9/4/2012 (4)	25,000	24,999	.58
National Australia Funding (Delaware) Inc. 0.21% due 9/24/2012 (4)	18,800	18,798	.44
Other securities		87,681	2.05

Total short-term securities (cost: $690,243,000)		690,266	16.11

Total investment securities (cost: $4,434,001,000)		4,501,100	105.05
Other assets less liabilities		(216,231)	(5.05)

Net assets		$4,284,869	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government price index.
(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $531,313,000, which represented 12.40% of the net assets of the fund.

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities
at August 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,434,001)		$4,501,100
Cash		79
Receivables for:
Sales of investments	$1,010
Sales of fund's shares	11,040
Interest	18,358	30,408
		4,531,587
Liabilities:
Payables for:
Purchases of investments	235,797
Repurchases of fund's shares	7,688
Dividends on fund's shares	188
Investment advisory services	1,046
Services provided by related parties	1,899
Trustees' deferred compensation	26
Other	74	246,718
Net assets at August 31, 2012		$4,284,869

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,222,020
Distributions in excess of net investment income		(68)
Accumulated net realized loss		(4,182)
Net unrealized appreciation		67,099
Net assets at August 31, 2012		$4,284,869

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (424,291 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,079,589	304,943	$10.10
Class B	37,172	3,681	10.10
Class C	168,327	16,668	10.10
Class F-1	146,385	14,495	10.10
Class F-2	266,048	26,344	10.10
Class 529-A	265,798	26,319	10.10
Class 529-B	6,068	601	10.10
Class 529-C	71,442	7,074	10.10
Class 529-E	17,307	1,714	10.10
Class 529-F-1	35,862	3,551	10.10
Class R-1	4,966	492	10.10
Class R-2	38,106	3,773	10.10
Class R-3	46,028	4,558	10.10
Class R-4	21,388	2,118	10.10
Class R-5	13,432	1,330	10.10
Class R-6	66,951	6,630	10.10

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$60,168

Fees and expenses*:
Investment advisory services	$12,466
Distribution services	10,447
Transfer agent services	3,984
Administrative services	758
Reports to shareholders	163
Registration statement and prospectus	393
Trustees' compensation	35
Auditing and legal	77
Custodian	11
State and local taxes	26
Other	422	28,782
Net investment income		31,386

Net realized gain and unrealized depreciation
on investments :
Net realized gain on
investments		3,215
Net unrealized depreciation on
investments		(74)
Net realized gain and unrealized depreciation
on investments		3,141
Net increase in net assets resulting
from operations		$34,527

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
	(dollars in thousands)
	Year ended August 31
	2012	2011
Operations:
Net investment income	$31,386	$44,403
Net realized gain on investments	3,215	9,771
Net unrealized depreciation on investments	(74)	(26,691)
Net increase in net assets resulting from operations	34,527	27,483

Dividends paid or accrued to shareholders from net investment income	(38,950)	(45,880)

Net capital share transactions	(116,646)	227,293

Total (decrease) increase in net assets	(121,069)	208,896

Net assets:
Beginning of year	4,405,938	4,197,042
End of year (including distributions in excess of
net investment income: $(68) and $(42), respectively)	$4,284,869	$4,405,938

See Notes to Financial Statements

Notes to financial statements

1.	Organization

Short-Term Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs –The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2012, the fund reclassified $7,538,000 from accumulated net realized loss to distributions in excess of net investment income to align financial reporting with tax reporting.

As of August 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$188
Capital loss carryforward*	(3,953)
Gross unrealized appreciation on investment securities	67,182
Gross unrealized depreciation on investment securities	(354)
Net unrealized appreciation on investment securities	66,828
Cost of investment securities	4,434,272

*The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2012	2011
Class A	$30,518	$36,084
Class B	130	348
Class C	252	803
Class F-1	1,309	1,761
Class F-2	3,187	3,204
Class 529-A	2,252	2,186
Class 529-B	9	32
Class 529-C	40	165
Class 529-E	88	94
Class 529-F-1	341	301
Class R-1	7	20
Class R-2	61	111
Class R-3	235	261
Class R-4	156	158
Class R-5	168	183
Class R-6	197	169
Total	$38,950	$45,880

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the year ended August 31, 2012, the investment advisory services fee was $12,466,000, which was equivalent to an annualized rate of 0.288% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2012, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, 529 and R shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, 529 and R shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the year ended August 31, 2012, the total transfer agent services fee paid under these agreements was $3,984,000, of which $3,777,000 was paid by the fund to AFS and $207,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, 529 and R shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the year ended August 31, 2012, total fees paid to CRMC for performing administrative services were $758,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the year ended August 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$5,939	$3,007	$206	Not applicable
Class B	429	43	Not applicable	Not applicable
Class C	1,960	179	97	Not applicable
Class F-1	377	142	74	Not applicable
Class F-2	Not applicable	153	123	Not applicable
Class 529-A	327	164	124	$246
Class 529-B	61	5	3	7
Class 529-C	677	49	34	68
Class 529-E	79	8	8	16
Class 529-F-1	-	22	16	32
Class R-1	56	5	3	Not applicable
Class R-2	280	113	20	Not applicable
Class R-3	218	72	24	Not applicable
Class R-4	44	14	10	Not applicable
Class R-5	Not applicable	7	8	Not applicable
Class R-6	Not applicable	1	8	Not applicable
Total class-specific expenses	$10,447	$3,984	$758	$369

Trustees’ deferred compensation –Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $35,000, shown on the accompanying financial statements, includes $34,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2012
Class A	$1,145,185	113,532	$29,437	2,918	$(1,342,843)	(133,139)	$(168,221)	(16,689)
Class B	14,041	1,392	126	12	(35,407)	(3,510)	(21,240)	(2,106)
Class C	63,334	6,278	240	24	(123,275)	(12,222)	(59,701)	(5,920)
Class F-1	91,057	9,026	1,280	127	(101,679)	(10,082)	(9,342)	(929)
Class F-2	204,879	20,313	2,451	243	(205,727)	(20,393)	1,603	163
Class 529-A	114,317	11,334	2,241	222	(66,217)	(6,565)	50,341	4,991
Class 529-B	3,589	356	9	1	(5,116)	(507)	(1,518)	(150)
Class 529-C	32,075	3,180	40	4	(20,773)	(2,060)	11,342	1,124
Class 529-E	7,637	757	87	9	(4,288)	(425)	3,436	341
Class 529-F-1	15,386	1,525	339	34	(7,242)	(718)	8,483	841
Class R-1	1,801	179	7	1	(3,195)	(317)	(1,387)	(137)
Class R-2	25,736	2,551	61	6	(24,156)	(2,395)	1,641	162
Class R-3	23,636	2,344	233	23	(17,576)	(1,742)	6,293	625
Class R-4	15,323	1,519	154	16	(9,680)	(960)	5,797	575
Class R-5	11,462	1,136	164	16	(13,337)	(1,322)	(1,711)	(170)
Class R-6	61,635	6,112	197	20	(4,294)	(426)	57,538	5,706
Total net increase (decrease)	$1,831,093	181,534	$37,066	3,676	$(1,984,805)	(196,783)	$(116,646)	(11,573)

Year ended August 31, 2011
Class A	$1,772,052	175,452	$34,236	3,389	$(1,686,700)	(167,049)	$119,588	11,792
Class B	26,891	2,662	328	33	(49,345)	(4,886)	(22,126)	(2,191)
Class C	133,163	13,185	756	75	(144,187)	(14,277)	(10,268)	(1,017)
Class F-1	99,033	9,806	1,661	164	(136,503)	(13,507)	(35,809)	(3,537)
Class F-2	227,209	22,517	2,393	237	(157,140)	(15,558)	72,462	7,196
Class 529-A	111,491	11,042	2,173	215	(57,117)	(5,659)	56,547	5,598
Class 529-B	4,378	433	32	3	(5,732)	(567)	(1,322)	(131)
Class 529-C	30,874	3,058	164	16	(20,298)	(2,011)	10,740	1,063
Class 529-E	7,359	729	93	10	(3,339)	(331)	4,113	408
Class 529-F-1	15,670	1,552	299	30	(6,454)	(640)	9,515	942
Class R-1	3,796	376	19	2	(2,658)	(264)	1,157	114
Class R-2	27,528	2,726	110	11	(20,839)	(2,064)	6,799	673
Class R-3	29,603	2,932	256	25	(18,883)	(1,871)	10,976	1,086
Class R-4	15,649	1,550	156	15	(10,540)	(1,045)	5,265	520
Class R-5	11,176	1,108	182	18	(9,783)	(966)	1,575	160
Class R-6	9,660	957	168	16	(11,747)	(1,163)	(1,919)	(190)
Total net increase (decrease)	$2,525,532	250,085	$43,026	4,259	$(2,341,265)	(231,858)	$227,293	22,486

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,988,409,000 and $1,741,975,000, respectively, during the year ended August 31, 2012.

Financial highlights

		Income (loss) from investment operations(1)
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2) (3)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(3)	Ratio of net income (loss) to average net assets(3)
Class A:
Year ended 8/31/2012	$10.11	$.08	$.01	$.09	$(.10)	$10.10	.87%	$3,079,589	.60%	.60%	.79%
Year ended 8/31/2011	10.15	.12	(.04)	.08	(.12)	10.11	.79	3,251,222	.63	.63	1.14
Year ended 8/31/2010	10.02	.14	.13	.27	(.14)	10.15	2.75	3,145,795	.63	.63	1.39
Year ended 8/31/2009	9.90	.17	.14	.31	(.19)	10.02	3.22	2,357,579	.66	.66	1.80
Year ended 8/31/2008	9.99	.36	(.06)	.30	(.39)	9.90	2.99	814,940	.73	.63	3.62
Class B:
Year ended 8/31/2012	10.11	.01	.01	.02	(.03)	10.10	.17	$37,172	1.30	1.30	.10
Year ended 8/31/2011	10.15	.05	(.04)	.01	(.05)	10.11	.13	58,496	1.29	1.29	.50
Year ended 8/31/2010	10.02	.08	.13	.21	(.08)	10.15	2.08	81,004	1.28	1.28	.74
Year ended 8/31/2009	9.90	.10	.14	.24	(.12)	10.02	2.44	78,949	1.42	1.41	1.04
Year ended 8/31/2008	9.99	.28	(.06)	.22	(.31)	9.90	2.23	22,889	1.46	1.37	2.81
Class C:
Year ended 8/31/2012	10.11	(.01)	.01	-	(.01)	10.10	.03	$168,327	1.45	1.45	(.05)
Year ended 8/31/2011	10.15	.04	(.04)	-	(.04)	10.11	(.02)	228,325	1.44	1.44	.34
Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.93	239,656	1.43	1.43	.59
Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.40	219,256	1.47	1.46	1.00
Year ended 8/31/2008	9.99	.28	(.06)	.22	(.31)	9.90	2.17	69,104	1.52	1.43	2.71
Class F-1:
Year ended 8/31/2012	10.11	.07	.01	.08	(.09)	10.10	.77	$146,385	.70	.70	.69
Year ended 8/31/2011	10.15	.11	(.04)	.07	(.11)	10.11	.73	155,917	.69	.69	1.09
Year ended 8/31/2010	10.02	.14	.13	.27	(.14)	10.15	2.70	192,511	.68	.68	1.33
Year ended 8/31/2009	9.90	.17	.14	.31	(.19)	10.02	3.16	155,568	.72	.71	1.77
Year ended 8/31/2008	9.99	.35	(.06)	.29	(.38)	9.90	2.93	73,826	.78	.69	3.57
Class F-2:
Year ended 8/31/2012	10.11	.10	.01	.11	(.12)	10.10	1.06	$266,048	.41	.41	.98
Year ended 8/31/2011	10.15	.14	(.04)	.10	(.14)	10.11	1.02	264,652	.40	.40	1.36
Year ended 8/31/2010	10.02	.17	.13	.30	(.17)	10.15	3.00	192,784	.39	.39	1.63
Year ended 8/31/2009	9.90	.19	.14	.33	(.21)	10.02	3.40	227,308	.41	.41	1.87
Period from 8/19/2008 to 8/31/2008(4)	9.92	- (5)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02	.02	.09
Class 529-A:
Year ended 8/31/2012	10.11	.07	.01	.08	(.09)	10.10	.82	265,798	.65	.65	.73
Year ended 8/31/2011	10.15	.12	(.04)	.08	(.12)	10.11	.78	215,594	.64	.64	1.13
Year ended 8/31/2010	10.02	.14	.13	.27	(.14)	10.15	2.74	159,703	.63	.63	1.37
Year ended 8/31/2009	9.90	.16	.14	.30	(.18)	10.02	3.09	76,623	.79	.78	1.66
Year ended 8/31/2008	9.99	.34	(.06)	.28	(.37)	9.90	2.85	22,074	.86	.77	3.53
Class 529-B:
Year ended 8/31/2012	10.11	(.01)	.01	-	(.01)	10.10	.04	6,068	1.43	1.43	(.04)
Year ended 8/31/2011	10.15	.04	(.04)	-	(.04)	10.11	- (6)	7,595	1.42	1.42	.36
Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.95	8,955	1.41	1.41	.60
Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.31	5,780	1.54	1.54	.88
Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.08	1,186	1.61	1.52	2.69
Class 529-C:
Year ended 8/31/2012	10.11	(.01)	.01	-	(.01)	10.10	(.04)	71,442	1.52	1.52	(.13)
Year ended 8/31/2011	10.15	.03	(.04)	(.01)	(.03)	10.11	(.09)	60,144	1.51	1.51	.26
Year ended 8/31/2010	10.02	.05	.13	.18	(.05)	10.15	1.85	49,617	1.51	1.51	.50
Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.31	23,078	1.54	1.54	.89
Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.09	5,299	1.61	1.52	2.70
Class 529-E:
Year ended 8/31/2012	10.11	.04	.01	.05	(.06)	10.10	.46	17,307	1.01	1.01	.38
Year ended 8/31/2011	10.15	.08	(.04)	.04	(.08)	10.11	.41	13,879	1.01	1.01	.76
Year ended 8/31/2010	10.02	.11	.13	.24	(.11)	10.15	2.36	9,803	1.00	1.00	1.00
Year ended 8/31/2009	9.90	.14	.14	.28	(.16)	10.02	2.83	4,311	1.04	1.03	1.40
Year ended 8/31/2008	9.99	.32	(.06)	.26	(.35)	9.90	2.61	975	1.11	1.00	3.33

Class 529-F-1:
Year ended 8/31/2012	$10.11	$.09	$.01	$.10	$(.11)	$10.10	.95%	$35,862	.52%	.52%	.87%
Year ended 8/31/2011	10.15	.13	(.04)	.09	(.13)	10.11	.91	27,393	.51	.51	1.25
Year ended 8/31/2010	10.02	.16	.13	.29	(.16)	10.15	2.88	17,949	.50	.50	1.50
Year ended 8/31/2009	9.90	.19	.14	.33	(.21)	10.02	3.34	8,226	.54	.53	1.92
Year ended 8/31/2008	9.99	.37	(.06)	.31	(.40)	9.90	3.13	2,921	.60	.50	3.76
Class R-1:
Year ended 8/31/2012	10.11	(.01)	.01	-	(.01)	10.10	.02	4,966	1.46	1.46	(.06)
Year ended 8/31/2011	10.15	.04	(.04)	-	(.04)	10.11	(.02)	6,361	1.44	1.44	.33
Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.91	5,230	1.46	1.46	.55
Year ended 8/31/2009	9.90	.10	.14	.24	(.12)	10.02	2.41	3,250	1.45	1.45	1.07
Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.15	1,853	1.52	1.43	2.95
Class R-2:
Year ended 8/31/2012	10.11	- (5)	.01	.01	(.02)	10.10	.07	38,106	1.41	1.41	(.02)
Year ended 8/31/2011	10.15	.03	(.04)	(.01)	(.03)	10.11	(.06)	36,499	1.47	1.47	.30
Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.89	29,827	1.47	1.47	.54
Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.34	15,270	1.55	1.51	.92
Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.14	4,048	1.69	1.47	2.78
Class R-3:
Year ended 8/31/2012	10.11	.03	.01	.04	(.05)	10.10	.44	46,028	1.03	1.03	.36
Year ended 8/31/2011	10.15	.08	(.04)	.04	(.08)	10.11	.39	39,759	1.02	1.02	.74
Year ended 8/31/2010	10.02	.10	.13	.23	(.10)	10.15	2.32	28,905	1.04	1.04	.96
Year ended 8/31/2009	9.90	.13	.14	.27	(.15)	10.02	2.78	12,548	1.10	1.09	1.39
Year ended 8/31/2008	9.99	.32	(.06)	.26	(.35)	9.90	2.58	4,359	1.10	1.01	3.31
Class R-4:
Year ended 8/31/2012	10.11	.07	.01	.08	(.09)	10.10	.78	21,388	.69	.69	.70
Year ended 8/31/2011	10.15	.11	(.04)	.07	(.11)	10.11	.71	15,600	.71	.71	1.06
Year ended 8/31/2010	10.02	.13	.13	.26	(.13)	10.15	2.65	10,389	.73	.73	1.28
Year ended 8/31/2009	9.90	.17	.14	.31	(.19)	10.02	3.13	7,415	.75	.75	1.67
Year ended 8/31/2008	9.99	.35	(.06)	.29	(.38)	9.90	2.93	1,639	.79	.69	3.23
Class R-5:
Year ended 8/31/2012	10.11	.10	.01	.11	(.12)	10.10	1.06	13,432	.41	.41	.99
Year ended 8/31/2011	10.15	.14	(.04)	.10	(.14)	10.11	1.01	15,161	.41	.41	1.35
Year ended 8/31/2010	10.02	.17	.13	.30	(.17)	10.15	2.97	13,606	.42	.42	1.60
Year ended 8/31/2009	9.90	.19	.14	.33	(.21)	10.02	3.43	9,201	.47	.45	2.18
Year ended 8/31/2008	9.99	.38	(.06)	.32	(.41)	9.90	3.20	133,016	.48	.42	3.50
Class R-6:
Year ended 8/31/2012	10.11	.10	.01	.11	(.12)	10.10	1.11	66,951	.35	.35	.97
Year ended 8/31/2011	10.15	.15	(.04)	.11	(.15)	10.11	1.06	9,341	.36	.36	1.42
Period from 11/20/2009(7) to 8/31/2010(4)	10.08	.13	.07	.20	(.13)	10.15	1.99	11,308	.36 (8)	.36 (8)	1.63 (8)
Period from 5/7/2009 to 6/15/2009(4)(9)	9.93	.02	(.05)	(.03)	(.02)	9.88	(.30)	-	.04	.04	.20

	Year ended August 31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	57%	44%	19%	60%	28%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Amount less than $.01
(6)Amount less than .01%.
(7) The first date the share class had assets during the fund’s fiscal year ended August 31, 2010.
(8)Annualized.
(9) The last date the share class had assets during the fund’s fiscal year ended August 31, 2009.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America (the "Fund") at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 12, 2012

Expense example
   unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2012, through August 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 3/1/2012	Ending account value 8/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,005.84	$2.92	.58%
Class A -- assumed 5% return	1,000.00	1,022.22	2.95	.58
Class B -- actual return	1,000.00	1,002.28	6.49	1.29
Class B -- assumed 5% return	1,000.00	1,018.65	6.55	1.29
Class C -- actual return	1,000.00	1,001.58	7.25	1.44
Class C -- assumed 5% return	1,000.00	1,017.90	7.30	1.44
Class F-1 -- actual return	1,000.00	1,005.31	3.48	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.51	.69
Class F-2 -- actual return	1,000.00	1,006.65	2.12	.42
Class F-2 -- assumed 5% return	1,000.00	1,023.03	2.14	.42
Class 529-A -- actual return	1,000.00	1,005.48	3.28	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.87	3.30	.65
Class 529-B -- actual return	1,000.00	1,001.63	7.19	1.43
Class 529-B -- assumed 5% return	1,000.00	1,017.95	7.25	1.43
Class 529-C -- actual return	1,000.00	1,001.28	7.65	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.71	1.52
Class 529-E -- actual return	1,000.00	1,003.69	5.09	1.01
Class 529-E -- assumed 5% return	1,000.00	1,020.06	5.13	1.01
Class 529-F-1 -- actual return	1,000.00	1,006.15	2.62	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.52	2.64	.52
Class R-1 -- actual return	1,000.00	1,001.59	7.30	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class R-2 -- actual return	1,000.00	1,001.77	7.09	1.41
Class R-2 -- assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class R-3 -- actual return	1,000.00	1,003.62	5.19	1.03
Class R-3 -- assumed 5% return	1,000.00	1,019.96	5.23	1.03
Class R-4 -- actual return	1,000.00	1,005.38	3.38	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.77	3.40	.67
Class R-5 -- actual return	1,000.00	1,006.76	2.02	.40
Class R-5 -- assumed 5% return	1,000.00	1,023.13	2.03	.40
Class R-6 -- actual return	1,000.00	1,006.97	1.77	.35
Class R-6 -- assumed 5% return	1,000.00	1,023.38	1.78	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Tax information
   unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2012:

U.S. government income that may be exempt from state taxation	$9,331,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2013, to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income while preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of the comparable share classes of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

William H. Baribault, 67	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 65	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Leonard R. Fuller, 66	2006	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 67	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 66	2006	Private investor
Chairman of the Board
(Independent and Non-Executive)

Merit E. Janow, 54	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 57	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 69	2006	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 54	2009	President and CEO, Margaret Spellings & Company
		(public policy and strategic consulting); President,
		U.S. Forum for Policy Innovation and Senior Advisor
		to the President and CEO, U.S. Chamber of
		Commerce; former United States Secretary of
		Education, United States Department of Education

Steadman Upham, Ph.D., 63	2007	President and University Professor, The University
		of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

William H. Baribault, 67	58	None

James G. Ellis, 65	62	Quiksilver, Inc.

Leonard R. Fuller, 66	62	None

W. Scott Hedrick, 67	58	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66	64	JPMorgan Value Opportunities Fund, Inc.;
Chairman of the Board		The Swiss Helvetia Fund, Inc.
(Independent and Non-Executive)

Merit E. Janow, 54	61	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	58	None

Frank M. Sanchez, 69	58	None

Margaret Spellings, 54	61	None

Steadman Upham, Ph.D., 63	61	None

Lee A. Ault III, a trustee of the fund since 2010, and Martin Fenton, a trustee of the fund since 2006, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the fund.

“Interested” trustee5,6
Year first
elected a
	trustee or	Principal occupation(s) during past five years
Name, age and	officer of	and positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

John H. Smet, 56	2011	Senior Vice President — Fixed Income, Capital
Research and Management Company; Director,
The Capital Group Companies, Inc.7

“Interested” trustee5,6
Number of
portfolios in
fund complex3
Name, age and	overseen
position with fund	by trustee	Other directorships4 held by trustee

John H. Smet, 56	17	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 28 for footnotes.

Other officers6
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

David A. Hoag, 47	2006	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Vice
		President, Capital Guardian Trust Company7

Kristine M. Nishiyama, 42	2006	Senior Vice President and Senior Counsel — Fund
Senior Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company7

John R. Queen, 47	2011	Vice President — Fixed Income, Capital Research
Vice President		and Management Company; Vice President, Capital
		Guardian Trust Company7

Courtney R. Taylor, 37	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 44	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 48	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Dori Laskin, 61	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Ari M. Vinocor, 37	2006	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
7Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2012, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

•American Funds College Target Date SeriesSM

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-948-1012P

Litho in USA CGD/UNL/9796-S33695

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$51,000
2012	$56,000

b) Audit-Related Fees:
2011	None
2012	None

c) Tax Fees:
2011	$6,000
2012	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2011	None
2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	None
2012	None

c) Tax Fees:
2011	$20,000
2012	$1,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$2,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, was $28,000 for fiscal year 2011 and $9,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio

August 31, 2012

Bonds & notes — 88.94%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 43.85%
U.S. Treasury 1.125% 2012	$25,000	$25,069
U.S. Treasury 4.25% 2012	54,835	54,993
U.S. Treasury 0.375% 2013	20,925	20,960
U.S. Treasury 0.75% 2013	35,000	35,120
U.S. Treasury 1.375% 2013	65,000	65,421
U.S. Treasury 1.375% 2013	45,000	45,203
U.S. Treasury 1.375% 2013	31,832	32,007
U.S. Treasury 1.50% 2013	56,250	57,211
U.S. Treasury 1.75% 2013	50,000	50,486
U.S. Treasury 1.875% 20131	82,592	85,078
U.S. Treasury 3.125% 2013	80,000	82,510
U.S. Treasury 3.375% 2013	93,750	96,460
U.S. Treasury 3.375% 2013	30,000	30,785
U.S. Treasury 3.875% 2013	50,000	50,834
U.S. Treasury 1.75% 2014	15,000	15,360
U.S. Treasury 1.875% 2014	44,250	45,460
U.S. Treasury 1.875% 2014	40,000	40,988
U.S. Treasury 2.25% 2014	25,000	25,879
U.S. Treasury 2.375% 2014	25,000	26,114
U.S. Treasury 2.625% 2014	20,000	21,125
U.S. Treasury 4.25% 2014	25,000	27,214
U.S. Treasury 1.25% 2015	25,000	25,722
U.S. Treasury 2.50% 2015	5,000	5,297
U.S. Treasury 4.00% 2015	7,500	8,189
U.S. Treasury 4.125% 2015	15,000	16,549
U.S. Treasury 1.00% 2016	10,000	10,226
U.S. Treasury 2.625% 2016	5,000	5,395
U.S. Treasury 0.75% 2017	25,000	25,216
U.S. Treasury 1.00% 2017	60,000	61,280
Freddie Mac 0.375% 2013	15,000	15,030
Freddie Mac, Series 1, 0.50% 2013	50,000	50,177
Freddie Mac 1.625% 2013	80,000	80,718
Freddie Mac 0.625% 2014	36,000	36,319
Freddie Mac 0.75% 2014	15,000	15,159
Freddie Mac 3.00% 2014	40,000	42,098
Freddie Mac 5.00% 2014	10,000	10,890
Freddie Mac 0.50% 2015	15,000	15,097
Freddie Mac 2.50% 2016	45,000	48,336
Freddie Mac 1.00% 2017	15,000	15,189
Freddie Mac 1.00% 2017	6,100	6,177
Fannie Mae 0.45% 2013	25,000	25,007
Fannie Mae 1.00% 2013	24,950	25,163
Fannie Mae 0.75% 2014	21,020	21,259
Fannie Mae 0.875% 2014	28,750	29,102
Fannie Mae 2.75% 2014	40,000	41,542
Fannie Mae 4.625% 2014	15,000	16,384
Fannie Mae 0.375% 2015	21,010	21,064
Fannie Mae 1.625% 2015	15,000	15,581
Federal Home Loan Bank 4.625% 2012	10,000	10,049
Federal Home Loan Bank 0.50% 2013	37,300	37,415
Federal Home Loan Bank 3.625% 2013	55,000	57,119
Federal Home Loan Bank 0.375% 2014	4,125	4,134
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	6,064
Private Export Funding Corp. 4.974% 2013	5,000	5,228
Private Export Funding Corp. 1.375% 2017	36,930	38,002
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.435% 20122	20,000	20,011
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,033
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,114
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,024
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,058
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.712% 20122	15,000	15,022
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.249% 20132	8,000	8,005
		1,878,721

MORTGAGE-BACKED OBLIGATIONS3 — 24.19%
Fannie Mae, Series 2009-M2, Class A1, multifamily 2.387% 2019	3,413	3,474
Fannie Mae 4.00% 2019	15,201	16,276
Fannie Mae 4.00% 2019	6,959	7,452
Fannie Mae 4.00% 2019	5,973	6,395
Fannie Mae 4.50% 2021	6,076	6,564
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022	7,225	7,428
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	81	82
Fannie Mae 5.00% 2023	1,792	1,958
Fannie Mae 5.00% 2023	1,329	1,452
Fannie Mae 6.00% 2023	4,265	4,689
Fannie Mae 4.00% 2024	4,056	4,343
Fannie Mae 6.00% 2024	2,540	2,810
Fannie Mae 6.00% 2024	2,139	2,347
Fannie Mae 3.50% 2025	18,222	19,394
Fannie Mae 3.50% 2025	15,755	16,769
Fannie Mae 3.50% 2025	15,617	16,621
Fannie Mae 3.50% 2025	10,734	11,424
Fannie Mae 3.50% 2025	10,332	10,997
Fannie Mae 3.50% 2025	3,719	3,959
Fannie Mae 4.50% 2025	12,033	12,995
Fannie Mae 3.00% 2026	9,394	9,926
Fannie Mae 3.00% 2026	7,680	8,114
Fannie Mae 3.00% 2026	5,745	6,070
Fannie Mae 3.00% 2026	4,740	5,008
Fannie Mae 3.00% 2026	4,572	4,831
Fannie Mae 3.00% 2026	1,906	2,013
Fannie Mae 3.00% 2026	1,373	1,451
Fannie Mae 3.00% 2026	857	905
Fannie Mae 3.00% 2026	817	863
Fannie Mae 3.00% 2027	63,750	67,266
Fannie Mae 3.00% 2027	37,537	39,662
Fannie Mae 3.00% 2027	8,883	9,390
Fannie Mae 3.50% 2027	82,750	88,000
Fannie Mae 4.00% 2027	25,000	26,758
Fannie Mae, Series 2007-114, Class A7, 0.436% 20372	7,500	7,268
Fannie Mae 2.703% 20372	4,182	4,504
Fannie Mae 5.407% 20382	882	945
Fannie Mae 5.50% 2038	24,650	27,052
Fannie Mae 6.00% 2038	80,412	88,882
Fannie Mae 6.00% 2038	10,711	11,834
Fannie Mae 6.00% 2038	6,203	6,823
Fannie Mae 6.00% 2038	906	1,001
Fannie Mae 3.516% 20392	3,162	3,315
Fannie Mae 3.561% 20392	2,804	2,929
Fannie Mae 3.58% 20392	2,221	2,351
Fannie Mae 3.596% 20392	3,752	3,943
Fannie Mae 3.771% 20392	2,907	3,059
Fannie Mae 3.941% 20392	2,440	2,571
Fannie Mae 3.941% 20392	1,837	1,936
Fannie Mae 3.243% 20402	5,658	5,966
Fannie Mae 3.843% 20402	8,790	9,333
Fannie Mae 4.17% 20402	6,927	7,394
Fannie Mae 4.408% 20402	9,280	9,923
Fannie Mae 2.468% 20412	20,961	21,825
Fannie Mae 3.169% 20412	8,507	8,960
Fannie Mae 3.585% 20412	3,175	3,366
Fannie Mae 3.758% 20412	8,803	9,364
Fannie Mae 4.50% 2041	22,865	24,868
Fannie Mae 5.00% 2041	9,481	10,665
Fannie Mae 2.423% 20422	8,409	8,788
Fannie Mae 2.639% 20422	14,799	15,521
Fannie Mae 3.50% 2042	25,000	26,512
Fannie Mae 5.50% 2042	25,000	27,434
Freddie Mac, Series K003, Class A1, multifamily 2.225% 2013	803	808
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018	494	506
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018	12,307	12,673
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018	15,880	16,404
Freddie Mac, Series K710, Class A1, multifamily 1.437% 2019	15,440	15,737
Freddie Mac 5.461% 20372	588	627
Freddie Mac 5.648% 20372	542	577
Freddie Mac 2.909% 20382	1,222	1,313
Freddie Mac 4.225% 20382	78	81
Freddie Mac 5.219% 20382	1,577	1,681
Freddie Mac 5.411% 20382	1,174	1,262
Freddie Mac 3.823% 20392	6,001	6,397
Freddie Mac 3.876% 20392	1,108	1,181
Freddie Mac 3.931% 20392	3,241	3,461
Freddie Mac 3.507% 20402	14,679	15,483
Freddie Mac 4.50% 2040	37,340	40,318
Freddie Mac 3.191% 20412	12,985	13,700
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,975
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,032	1,049
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20372	492	504
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	351	355
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	1,310	1,332
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-4, 5.361% 20442	10,000	11,269
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20464	7,803	7,897
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 20352,4	4,133	4,291
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,483	10,539
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	12,053	12,192
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	2,049	2,102
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	5,327	5,778
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	44	46
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	7,000	7,625
Royal Bank of Canada 3.125% 20154	7,000	7,462
Bank of Nova Scotia 1.45% 20134	7,000	7,073
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	4	4
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20432	5,000	5,476
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20452	130	130
Bank of Montreal 2.85% 20154	5,000	5,318
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	27	27
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-4, 5.014% 20382	1,135	1,235
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-4, 5.23% 20402	3,485	3,876
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	114	114
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	3,954	4,160
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	4,000	4,206
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.383% 20422	3,375	3,775
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.383% 20422	128	128
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	2,599	2,611
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,4	1,617	1,651
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20322	542	551
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	361	367
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	203	204
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	73	73
		1,036,622

CORPORATE BONDS & NOTES — 14.73%
FINANCIALS — 5.53%
Toyota Motor Credit Corp. 1.25% 2014	10,000	10,143
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,550
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,158
Wells Fargo & Co. 3.75% 2014	7,500	7,937
Wells Fargo & Co. 0.647% 20152	12,513	12,289
JPMorgan Chase & Co. 3.40% 2015	17,750	18,793
Nordea Bank, Series 2, 3.70% 20144	14,500	15,204
Simon Property Group, LP 5.75% 2015	11,250	12,689
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,810	1,939
Westfield Group 5.75% 20154	9,440	10,350
Citigroup Inc. 6.00% 2013	1,940	2,050
Citigroup Inc. 4.75% 2015	9,445	10,146
HSBC Bank PLC 2.00% 20144	12,000	12,124
New York Life Global Funding 2.25% 20124	5,000	5,027
New York Life Global Funding 5.25% 20124	4,500	4,525
UBS AG 3.875% 2015	9,040	9,532
MetLife Global Funding I 5.125% 20134	2,000	2,054
MetLife Global Funding I 5.125% 20144	5,000	5,377
BNP Paribas 3.218% 20142	7,000	7,129
Murray Street Investment Trust I 4.647% 2017	6,150	6,427
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,029
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,093
Morgan Stanley 3.80% 2016	5,890	5,928
Barclays Bank PLC 2.50% 2013	3,000	3,020
Barclays Bank PLC 5.20% 2014	2,670	2,831
TIAA Global Markets 4.95% 20134	5,500	5,708
Northern Trust Corp. 5.20% 2012	1,000	1,009
Northern Trust Corp. 5.50% 2013	4,200	4,404
PNC Funding Corp. 5.40% 2014	5,000	5,406
Credit Suisse Group AG 5.50% 2014	5,000	5,338
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,312
Abbey National Treasury Services PLC 3.875% 20144	4,100	4,131
Société Générale 3.10% 20154	4,000	4,005
Jackson National Life Global 5.375% 20134	3,750	3,861
Monumental Global Funding 5.50% 20134	2,995	3,068
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,315
US Bank NA 4.95% 2014	2,000	2,179
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,065
Bank of America Corp. 5.375% 2012	2,000	2,001
ACE INA Holdings Inc. 5.875% 2014	1,665	1,814
		236,960

ENERGY — 1.66%
Shell International Finance BV 4.00% 2014	20,000	21,098
Shell International Finance BV 3.10% 2015	7,500	8,028
Total Capital Canada Ltd. 1.625% 2014	12,000	12,200
Total Capital International 1.50% 2017	5,000	5,085
Chevron Corp. 3.95% 2014	15,000	15,779
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,739
StatoilHydro ASA 2.90% 2014	2,070	2,177
		71,106

HEALTH CARE — 1.64%
Novartis Capital Corp. 1.90% 2013	5,000	5,050
Novartis Capital Corp. 4.125% 2014	15,000	15,776
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,253
GlaxoSmithKline Capital PLC 0.75% 2015	8,750	8,792
Sanofi 0.771% 20142	14,500	14,589
Amgen Inc. 1.875% 2014	5,000	5,127
Johnson & Johnson 0.525% 20142	5,000	5,024
Roche Holdings Inc. 5.00% 20144	3,175	3,372
UnitedHealth Group Inc. 1.875% 2016	3,000	3,095
AstraZeneca PLC 5.40% 2012	1,000	1,001
		70,079

INDUSTRIALS — 1.18%
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,155
General Electric Capital Corp. 2.30% 2017	10,000	10,335
General Electric Corp. 5.25% 2017	800	951
United Technologies Corp. 1.20% 2015	13,410	13,654
Honeywell International Inc. 3.875% 2014	8,400	8,812
Canadian National Railway Co. 4.95% 2014	5,000	5,303
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,137
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	759
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,017
Raytheon Co. 6.75% 2018	1,225	1,510
		50,633

INFORMATION TECHNOLOGY — 1.13%
International Business Machines Corp. 0.875% 2014	5,000	5,045
International Business Machines Corp. 1.25% 2014	7,910	8,040
International Business Machines Corp. 0.55% 2015	5,250	5,258
International Business Machines Corp. 2.00% 2016	2,500	2,612
Cisco Systems, Inc. 0.718% 20142	17,500	17,573
Google Inc. 1.25% 2014	5,000	5,086
Hewlett-Packard Co. 0.823% 20142	5,000	4,960
		48,574

CONSUMER STAPLES — 1.11%
PepsiCo, Inc. 0.875% 2013	17,500	17,574
PepsiCo, Inc. 4.65% 2013	2,000	2,039
Coca-Cola Co. 3.625% 2014	10,000	10,500
Anheuser-Busch InBev NV 0.815% 20142	10,320	10,384
Walgreen Co. 4.875% 2013	4,000	4,155
Sysco Corp. 4.20% 2013	2,000	2,031
Sysco Corp. 4.60% 20144	845	899
		47,582

UTILITIES — 0.79%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,204
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	7,425	7,518
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,796
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,763
Entergy Louisiana, LLC 1.875% 2014	4,650	4,778
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,892
		33,951

CONSUMER DISCRETIONARY — 0.72%
Walt Disney Co. 4.70% 2012	1,500	1,516
Walt Disney Co. 4.50% 2013	5,000	5,265
Walt Disney Co. 0.875% 2014	8,400	8,488
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,548
McDonald’s Corp. 0.75% 2015	6,000	6,062
Target Corp. 1.125% 2014	7,000	7,097
		30,976

TELECOMMUNICATION SERVICES — 0.68%
Verizon Communications Inc. 7.375% 2013	5,000	5,398
Verizon Communications Inc. 1.25% 2014	2,500	2,542
Verizon Communications Inc. 5.55% 2014	2,000	2,133
Verizon Communications Inc. 3.00% 2016	3,000	3,237
AT&T Inc. 0.875% 2015	5,250	5,297
AT&T Inc. 2.40% 2016	5,000	5,298
France Télécom 4.375% 2014	2,800	2,961
France Télécom 2.125% 2015	2,100	2,150
		29,016

MATERIALS — 0.29%
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,060
BHP Billiton Finance (USA) Ltd. 1.00% 2015	7,500	7,586
		12,646

Total corporate bonds & notes		631,523

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.60%
Australia Government Agency-Guaranteed, National Australia Bank 0.96% 20142,4	15,000	15,046
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	16,000	16,796
Province of Ontario 0.584% 20122	15,000	14,998
Province of Ontario, Series 1, 1.875% 2012	15,000	15,047
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,180
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	10,000	10,153
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.968% 20142,4	10,000	10,069
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,236
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,746
		111,271

MUNICIPALS — 2.46%
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.67% 2038 (put 2014)2	18,900	18,900
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2012-B-2, 0.47% 2047 (put 2015)2	4,320	4,320
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,615
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,088
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,623
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	7,000	7,951
State of New York, Dormitory Authority, State Personal Income Tax Rev. Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,753
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,679
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,699
State of California, Department of Water Resources, Power Supply Revenue Refunding Bonds, Series 2011-N, 5.00% 2013	5,000	5,160
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,995	2,166
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,240	2,465
State of Texas, Board of Regents of the University of Texas System, Revenue Finance System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,059
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Revenue Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,002
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,450	2,691
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,618
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.82% 20142	2,500	2,522
		105,311

ASSET-BACKED OBLIGATIONS3 — 1.11%
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	7,732	7,952
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	616	666
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	3,924	3,928
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	2,385	2,392
Enterprise Fleet Financing LLC 1.62% 20174	5,000	5,036
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	3,861	4,072
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	4,000	4,052
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20134	3,968	3,976
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,880
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,342
Chase Issuance Trust, Series 2008-13, Class A, 1.968% 20152	3,000	3,048
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.30% 20152	2,000	2,000
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	1,062	1,092
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	663	675
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	571	590
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	361	370
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	147	147
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	138	139
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	28	29
		47,386

Total bonds & notes (cost: $3,743,758,000)		3,810,834

Short-term securities — 16.11%

U.S. Treasury Bills 0.116%–0.146% due 10/11–12/20/2012	135,200	135,181
Freddie Mac 0.105%–0.18% due 10/2/2012–2/14/2013	77,400	77,370
BASF AG 0.15%–0.16% due 9/24–9/25/20124	70,000	69,991
Fannie Mae 0.12%–0.14% due 10/1/2012–1/4/2013	64,000	63,975
Straight-A Funding LLC 0.18% due 9/14–9/26/20124	57,500	57,494
Federal Home Loan Bank 0.135%–0.14% due 10/3–11/9/2012	52,500	52,494
Toronto-Dominion Holdings USA Inc. 0.16% due 10/15/20124	40,000	39,992
Total Capital Canada Ltd. 0.21% due 9/20/20124	33,000	32,994
Gotham Funding Corp. 0.19%–0.20% due 9/5–10/1/20124	29,300	29,297
Variable Funding Capital Company LLC 0.15% due 9/4/20124	25,000	24,999
Federal Farm Credit Banks 0.19% due 2/14/2013	25,000	24,983
GlaxoSmithKline Finance PLC 0.13% due 9/14/20124	19,300	19,299
National Australia Funding (Delaware) Inc. 0.21% due 9/24/20124	18,800	18,798
E.I. duPont de Nemours and Co. 0.13% due 9/6/20124	18,700	18,700
Bank of Nova Scotia 0.165% due 9/13/2012	14,700	14,699
Barclays U.S. Funding Corp. 0.14% due 9/4/2012	10,000	10,000

Total short-term securities (cost: $690,243,000)		690,266

Total investment securities (cost: $4,434,001,000)		$4,501,100
Other assets less liabilities		(216,231)

Net assets		$4,284,869

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $531,313,000, which represented 12.40% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-948-1012O-S32797

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2012, and for the year then ended and have issued our unqualified report thereon dated October 12, 2012 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of August 31, 2012 appearing in item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 12, 2012

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 31, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2012